UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                           FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Rainier Investment Management, Inc.
Address:  605 Union Street, Suite 2801
          Seattle, WA  98101

13F File Number:  28-5014

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mary E. Vollert
Title:  Operations Manager
Phone:  (206)464-0054
Signature, Place and Date of Signing:

Mary E. Vollert     Seattle, Washington    November 7, 2000

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      179

Form 13F Information Table Value Total:      $4,807,072


List of Other Included Managers:

No.     13F File Number         Name

------NONE-------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     1164    27750 SH       SOLE                                      27750
Affiliated Managers Group, Inc COM              008252108      766    16150 SH       SOLE                                      16150
Alaska Air Group, Inc.         COM              011659109      320    11650 SH       SOLE                                      11650
Allergan, Inc.                 COM              018490102      512     7650 SH       SOLE                                       7650
Alpharma Inc.                  COM              020813101     1271    19400 SH       SOLE                                      19400
Amerada Hess Corp.             COM              023551104     1585    26200 SH       SOLE                                      26200
Anadarko Petroleum Corp.       COM              032511107      526    10999 SH       SOLE                                      10999
ArvinMeritor, Inc.             COM              043353101      189    12075 SH       SOLE                                      12075
Avalonbay Communities, Inc.    COM              053484101      917    19450 SH       SOLE                                      19450
Bank United Corp. Cl.A         COM              065412108      765    21000 SH       SOLE                                      21000
Bemis Company, Inc.            COM              081437105      445    12950 SH       SOLE                                      12950
Biomet, Inc.                   COM              090613100      978    21850 SH       SOLE                                      21850
Black & Decker Corp.           COM              091797100      497    13375 SH       SOLE                                      13375
Bowater Inc.                   COM              102183100      277     5625 SH       SOLE                                       5625
Canandaigua Brands, Inc. Cl.A  COM              137219200      615    12450 SH       SOLE                                      12450
Capital One Financial Corp.    COM              14040H105      975    16625 SH       SOLE                                      16625
CenturyTel Inc.                COM              156700106      865    29518 SH       SOLE                                      29518
Citadel Communications Corp.   COM              172853202      207     6900 SH       SOLE                                       6900
City National Corp.            COM              178566105      493    13450 SH       SOLE                                      13450
Compass Bancshares, Inc.       COM              20449H109      616    33850 SH       SOLE                                      33850
Computer Sciences Corp.        COM              205363104      445     7125 SH       SOLE                                       7125
Constellation Energy Group     COM              210371100      871    26150 SH       SOLE                                      26150
Coors Adolph Co. Cl.B          COM              217016104      726    11525 SH       SOLE                                      11525
Copper Mtn. Networks, Inc.     COM              217510106      444     5625 SH       SOLE                                       5625
Corixa Corp.                   COM              21887F100      750    21975 SH       SOLE                                      21975
Danaher Corp.                  COM              235851102      321     6300 SH       SOLE                                       6300
Dime Bancorp, Inc.             COM              25429Q102      291    18075 SH       SOLE                                      18075
Dollar Thrifty Auto. Group, In COM              256743105      612    32525 SH       SOLE                                      32525
Donaldson, Lufkin & Jenrette,  COM              257661108      268     5200 SH       SOLE                                       5200
Dover Corp.                    COM              260003108     1042    22750 SH       SOLE                                      22750
Electro Scientific Industries, COM              285229100     1193    26250 SH       SOLE                                      26250
Electroglas, Inc.              COM              285324109      693    34625 SH       SOLE                                      34625
Equity Office Properties Trust COM              294741103      955    31325 SH       SOLE                                      31325
Everest Re Group, Ltd.         COM              G3223R108      588    14825 SH       SOLE                                      14825
F5 Networks, Inc.              COM              315616102      881    19500 SH       SOLE                                      19500
Family Dollar Stores, Inc.     COM              307000109      562    33325 SH       SOLE                                      33325
Fastenal Co.                   COM              311900104      704    11400 SH       SOLE                                      11400
Go2Net, Inc.                   COM              383486107      509     8625 SH       SOLE                                       8625
Harmonic Inc.                  COM              413160102      264    11225 SH       SOLE                                      11225
INAMED Corp.                   COM              453235103      581    17675 SH       SOLE                                      17675
InfoSpace, Inc.                COM              45678T102      408    12100 SH       SOLE                                      12100
Ingersoll-Rand Co.             COM              456866102      463    11800 SH       SOLE                                      11800
Integrated Device Technology,  COM              458118106     1049    19800 SH       SOLE                                      19800
Interpublic Group of Cos, Inc. COM              460690100      728    18175 SH       SOLE                                      18175
Invitrogen Corp.               COM              46185R100      880    14025 SH       SOLE                                      14025
Jabil Circuit, Inc.            COM              466313103      721    14400 SH       SOLE                                      14400
Jack In The Box, Inc.          COM              466367109      451    21050 SH       SOLE                                      21050
Keebler Foods Co.              COM              487256109      445    10075 SH       SOLE                                      10075
LSI Logic Corp.                COM              502161102      275     8125 SH       SOLE                                       8125
Lehman Bros. Holdings Inc.     COM              524908100      643     5725 SH       SOLE                                       5725
McCormick & Company, Inc.      COM              579780206      537    18325 SH       SOLE                                      18325
Mead Corp.                     COM              582834107      485    19125 SH       SOLE                                      19125
MedImmune, Inc.                COM              584699102     1272    21375 SH       SOLE                                      21375
Metasolv Software, Inc.        COM              591393103      300     6375 SH       SOLE                                       6375
Mohawk Industries, Inc.        COM              608190104      811    30375 SH       SOLE                                      30375
Nationwide Financial Services, COM              638612101     1079    29350 SH       SOLE                                      29350
NeoRx Corp.                    COM              640520300      302    18275 SH       SOLE                                      18275
OM Group, Inc.                 COM              670872100      751    15825 SH       SOLE                                      15825
ONYX Software Corp.            COM              683402101      461    19075 SH       SOLE                                      19075
PECO Energy Co.                COM              693304107     1430    33500 SH       SOLE                                      33500
Parker-Hannifin Corp.          COM              701094104      631    17750 SH       SOLE                                      17750
Pinnacle West Capital Corp.    COM              723484101      558    14100 SH       SOLE                                      14100
Price Communications Corp.     COM              741437305      262    11775 SH       SOLE                                      11775
RadiSys Corp.                  COM              750459109      515     8375 SH       SOLE                                       8375
Rational Software Corp.        COM              75409P202      590     5800 SH       SOLE                                       5800
RealNetworks, Inc.             COM              75605L104      360     8475 SH       SOLE                                       8475
Rowan Cos, Inc.                COM              779382100      496    19625 SH       SOLE                                      19625
SEI Investments Co.            COM              784117103      961    17550 SH       SOLE                                      17550
Santa Fe Snyder Corp.          COM              80218K105      233    23275 SH       SOLE                                      23275
Silicon Valley Bancshares      COM              827064106      283     6450 SH       SOLE                                       6450
Southwest Airlines Co.         COM              844741108      369    15600 SH       SOLE                                      15600
Stilwell Financial, Inc.       COM              860831106      703    15950 SH       SOLE                                      15950
Suiza Foods Corporation        COM              865077101      694    14975 SH       SOLE                                      14975
Symantec Corp.                 COM              871503108      606    11825 SH       SOLE                                      11825
Symbol Technologies, Inc.      COM              871508107     1317    33037 SH       SOLE                                      33037
Tektronix, Inc.                COM              879131100      383     6225 SH       SOLE                                       6225
Telephone and Data Systems, In COM              879433100      345     3100 SH       SOLE                                       3100
Teradyne, Inc.                 COM              880770102      558     8800 SH       SOLE                                       8800
The McGraw-Hill Cos, Inc.      COM              580645109      898    15100 SH       SOLE                                      15100
The Men's Wearhouse, Inc.      COM              587118100      701    27037 SH       SOLE                                      27037
Tiffany & Co.                  COM              886547108      418    12200 SH       SOLE                                      12200
U.S.Freightways Corp.          COM              916906100      928    33450 SH       SOLE                                      33450
USA Education Inc.             COM              90390U102      441    10250 SH       SOLE                                      10250
USX-Marathon Group             COM              902905827      718    29550 SH       SOLE                                      29550
V.F. Corp.                     COM              918204108      546    24825 SH       SOLE                                      24825
Vitesse Semiconductor Corp.    COM              928497106      370     6200 SH       SOLE                                       6200
WatchGuard Technologies, Inc.  COM              941105108      526    10725 SH       SOLE                                      10725
Watson Pharmaceuticals, Inc.   COM              942683103      351     6350 SH       SOLE                                       6350
Willamette Industries, Inc.    COM              969133107      997    32875 SH       SOLE                                      32875
Williams-Sonoma, Inc.          COM              969904101      350     9025 SH       SOLE                                       9025
Zions Bancorporation           COM              989701107      208     4750 SH       SOLE                                       4750
Zoran Corp.                    COM              98975F101      706    16000 SH       SOLE                                      16000